Share Capital - Options (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2004
Summary of stock option plans:
Options exercised during the year	927,000		383,000
Summary of stock options and related activity:
Options exercised during the year	(927,000)		(383,000)
Stock Options Member
Summary of stock option plans:
Options granted to purchase ordinary shares under directors and employees incentive compensation plans (shares)	1,047,000		1,209,000	974,000
Weighted average grant date fair value (per share)	$ 8.34		$ 7.65	$ 9.81
Total intrinsic value of stock options exercised	$ 16,076,000		$ 3,357,000	$ 301,000
Options exercised during the year	927,000		383,000	72,000
Compensation expense related to stock option plans	8,294,000		7,716,000	11,848,000
Estimated tax benefit related to stock option plans	50,000		26,000	722,000
Summary of stock options and related activity:
Outstanding at beginning of year, shares	12,091,000
Granted, shares	1,047,000
Options exercised during the year	(927,000)		(383,000)	(72,000)
Canceled/expired, shares	(1,088,000)
Outstanding at end of year, shares	11,123,000		12,091,000
Options exercisable, shares	9,032,000
Options available for grant, shares	13,057,000	[1]
Outstanding at beginning of year, weighted average exercise price	$ 38.50
Granted, weighted average exercise price	$ 28.64
Exercised, weighted average exercise price	$ 13.62
Canceled/expired, weighted average exercise price	$ 66.48
Outstanding at end of year, weighted average exercise price	$ 36.91		$ 38.50
Options exercisable, weighted average exercise price	$ 39.67
Weighted average remaining contractual term, beginning of year	4 years 9 months 18 days		5 years
Weighted average remaining contractual term, end of year	4 years 9 months 18 days		5 years
Weighted average remaining contractual term, options exercisable	3 years 10 months 24 days
Aggregate intrinsic value, beginning of year	46,803,000
Aggregate intrinsic value, end of year	74,927,000		46,803,000
Aggregate intrinsic value, options exercisable	60,593,000
Total unrecognized stock based compensation expense	$ 10,400,000
Number of non-vested options outstanding	2,100,000
Period for recognition of unrecognized expense	1 year 3 months 18 days
Number of stock options issued at an exercise price other than market price					295,000
Exercise price of options issued at above market price					$ 88.00
Market price at time of grant					$ 77.10

[1]	Available for grant includes shares that may be granted as either stock options, restricted stock, restricted stock units or performance units.